Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
As of December 31, 2015, future minimum lease payments under non-cancelable operating leases agreements were as follows:

2016	$673,659
2017	410,306
2018	285,973
2019	71,861
2020 and thereafter	36,959

$1,478,758